Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Minimum Future Rental Payments	The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2013, are as follows:
US$ thousands
Year ended December 31
2014	944
2015	634
2016 and on	491